Intangible assets, net (Details - Future amortization) - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 162,343
2025	649,371
2026	649,371
2027	609,277
2028	468,750
Thereafter	1,253,930
Intangible assets, net	$ 3,793,042	$ 4,280,071